Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	December 31,
	2011	2012
Land	$4,485	$4,504
Buildings and leasehold improvements	188,738	211,203
Plant and machinery	33,557	42,270
Electronic equipment, furniture and fixtures	87,175	102,115
Motor vehicles	2,244	2,809

Total cost	316,199	362,901
Less: Accumulated depreciation and amortization	(95,377)	(122,233)

	220,822	240,668
Construction in progress	17,130	27,342

Total property, plant and equipment, net	$237,952	$268,010